Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (159,320)	$ (219,897)
Adjustment to reconcile net income to net cash used in operating activities
Loss on investment in Summa, LLC	0	10,000
Loss on sale of marketable securities	0	919
Gain on sale of mineral property	0	(443,308)
Writedown of mineral property	0	390,200
Changes in assets and liabilities:
Decrease in prepaid expenses	6,278	71,208
Increase (decrease) in accounts payable and accrued liabilities	(2,093)	4,023
Net Cash Used in Operating Activities	(155,135)	(186,855)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for mineral properties	0	(12,537)
Cash paid for investment in Summa, LLC	0	(10,000)
Cash from sale of marketable securities	0	623
Net Cash Provided by (Used in) Investing Activities	0	(21,914)
Decrease in cash	(155,135)	(208,769)
Cash, beginning of period	346,260	555,029
Cash, end of period	191,125	346,260
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	0	0
Cash paid for income taxes	$ 0	$ 0